Business Combination - Schedule of Unaudited Pro Forma Information (Details) - Pro Forma [Member] - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of 2Game [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue					$ 77,444,155	$ 65,827,057
Unaudited pro forma net (loss) income					$ 2,140,643	4,586,525
Cash consideration						6,550
Contingent consideration for acquisition	[1]					3,360,848
Total consideration at fair value						$ 3,367,398
Acquisition of Starry [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue				$ 97,534,701
Unaudited pro forma net (loss) income				(1,960,956)
Acquisition of Martiangear [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue				97,576,855
Unaudited pro forma net (loss) income				$ (1,957,135)
Acquisition of Ban Leong [Member]
Schedule of Unaudited Pro Forma Information [Line Items]
Unaudited pro forma revenue		$ 264,536,604	$ 286,786,289
Unaudited pro forma net (loss) income		$ (12,840,524)	8,083,117
Cash consideration			$ 25,716,146

[1]	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included approximately $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition amounted to a loss $19,438, $545,428 and $272,029 for the years ended March 31, 2026, 2025 and 2024, respectively. As March 31, 2026, the fair value of contingent consideration for acquisition was nil. As March 31, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,006.